LEASES	12 Months Ended
Mar. 31, 2025
Disclosure of leases [Abstract]
LEASES	LEASES
Leases as lessee
Right-of-use assets

			Machinery
	Buildings		and
	and land	Simulators	equipment	Aircraft	Total
Net book value as at March 31, 2023	$346.7	$56.9	$12.4	$10.9	$426.9
Additions and remeasurements	168.0	8.7	0.5	—	177.2
Disposal of discontinued operations (Note 3)	(9.8)	—	—	—	(9.8)
Depreciation	(39.9)	(9.8)	(3.0)	(0.8)	(53.5)
Impairment	(1.3)	—	—	—	(1.3)
Transfers and others	9.3	(3.8)	—	—	5.5
Foreign currency exchange differences	0.9	(0.1)	—	—	0.8
Net book value as at March 31, 2024	$473.9	$51.9	$9.9	$10.1	$545.8
Additions and remeasurements	135.4	—	18.0	—	153.4
Business combinations (Note 2)	22.4	106.0	—	—	128.4
Depreciation	(45.8)	(13.3)	(5.2)	(1.0)	(65.3)
Impairment	(0.7)	—	—	—	(0.7)
Purchase of assets under lease (Note 14)	—	—	—	(9.1)	(9.1)
Transfers and others	(0.9)	—	0.7	—	(0.2)
Foreign currency exchange differences	29.0	6.5	0.2	—	35.7
Net book value as at March 31, 2025	$613.3	$151.1	$23.6	$—	$788.0
During the year ended March 31, 2025, depreciation of $64.0 million (2024 – $51.4 million) has been recorded in cost of sales, $1.3 million (2024 – $1.5 million) in selling, general and administrative expenses and nil (2024 – $0.6 million) in net income from discontinued operations.

Short-term leases, leases of low-value assets and variable lease payments
During the year ended March 31, 2025, expenses of $21.0 million (2024 – $16.4 million) have been recognized in net income relating to short-term leases, leases of low-value assets and variable lease payments not included in the measurement of lease liabilities.

Leases as lessor

Operating Leases
As at March 31, 2025, the net book value of simulators leased under operating leases to third parties was $115.9 million (2024 – $130.4 million).

Undiscounted lease payments to be received under operating leases are as follows:

	2025	2024
Less than 1 year	$49.1	$63.0
Between 1 and 2 years	39.3	51.7
Between 2 and 3 years	30.7	43.3
Between 3 and 4 years	17.0	35.0
Between 4 and 5 years	13.4	21.4
More than 5 years	14.0	33.4
Total undiscounted lease payments receivable	$163.5	$247.8
Finance Leases
Undiscounted lease payments to be received under finance leases are as follows:

	2025	2024
Less than 1 year	$23.9	$16.4
Between 1 and 2 years	21.3	22.8
Between 2 and 3 years	18.2	17.4
Between 3 and 4 years	15.9	16.0
Between 4 and 5 years	16.4	16.0
More than 5 years	118.4	128.9
Total undiscounted lease payments receivable	$214.1	$217.5
Unearned finance income	(56.3)	(56.9)
Discounted unguaranteed residual values of leased assets	(15.8)	(12.8)
Total investment in finance leases	$142.0	$147.8
Current portion (Note 11)	16.0	11.9
Non-current portion (Note 18)	$126.0	$135.9